Restructuring and Integration - Summary of Restructuring Costs (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		$ 5		$ 63
Total Spend From Inception				168
Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			$ 9
Employer Solutions
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		4		52
Total Spend From Inception				143
Employer Solutions | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			8
Employer Solutions | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		1		11
Total Spend From Inception				57
Employer Solutions | Severance and Related Benefits | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			6
Employer Solutions | Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[1]	3		41
Total Spend From Inception	[1]			86
Employer Solutions | Other Restructuring Costs | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[1]		2
Professional Services
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		1		11
Total Spend From Inception				25
Professional Services | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			1
Professional Services | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring Costs				2
Total Spend From Inception				10
Professional Services | Severance and Related Benefits | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			$ 1
Professional Services | Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[1]	$ 1		9
Total Spend From Inception	[1]			$ 15

[1]	Other costs associated with the Plan primarily include consulting and legal fees and lease consolidation.